Document and Entity Information	12 Months Ended
Jan. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2011
Registrant Name	CONSULTING GROUP CAPITAL MARKETS FUNDS
Central Index Key	0000875186
Amendment Flag	false
Document Creation Date	Jul 11, 2012
Document Effective Date	Jul 11, 2012
Prospectus Date	Jan 1, 2012

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JULY 11, 2012
TO THE PROSPECTUS DATED JANUARY 1, 2012

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.

EMERGING MARKETS EQUITY INVESTMENTS

Effective immediately, the following replaces similar disclosure found in the section entitled “Fund Fees and Expenses” under the heading “Emerging Markets Equity Investments” on page 17 of the Prospectus:

Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the TRAK® program)
Maximum annual TRAK® fee (as a percentage of average quarter-end net assets)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Other Expenses	0.15%
Acquired fund fees and expenses	0.01%
Total Annual Fund Operating Expenses(1)	1.06%
(1)
The ratio of Total Annual Operating Expenses in this table does not match the ratio found in the “Financial Highlights” section of this prospectus (“Expense Ratio”) because the Expense Ratio reflects the current operating expenses of the Fund and does not include the ratio of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of its investment in other funds.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CONSULTING GROUP CAPITAL MARKETS FUNDS
Prospectus Date	rr_ProspectusDate	Jan 1, 2012
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JULY 11, 2012
TO THE PROSPECTUS DATED JANUARY 1, 2012

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.

EMERGING MARKETS EQUITY INVESTMENTS

Effective immediately, the following replaces similar disclosure found in the section entitled “Fund Fees and Expenses” under the heading “Emerging Markets Equity Investments” on page 17 of the Prospectus:

Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the TRAK® program)
Maximum annual TRAK® fee (as a percentage of average quarter-end net assets)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Other Expenses	0.15%
Acquired fund fees and expenses	0.01%
Total Annual Fund Operating Expenses(1)	1.06%
(1)
The ratio of Total Annual Operating Expenses in this table does not match the ratio found in the “Financial Highlights” section of this prospectus (“Expense Ratio”) because the Expense Ratio reflects the current operating expenses of the Fund and does not include the ratio of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of its investment in other funds.

Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock
CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JULY 11, 2012
TO THE PROSPECTUS DATED JANUARY 1, 2012

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.

EMERGING MARKETS EQUITY INVESTMENTS

Effective immediately, the following replaces similar disclosure found in the section entitled “Fund Fees and Expenses” under the heading “Emerging Markets Equity Investments” on page 17 of the Prospectus:

Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the TRAK® program)
Maximum annual TRAK® fee (as a percentage of average quarter-end net assets)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Other Expenses	0.15%
Acquired fund fees and expenses	0.01%
Total Annual Fund Operating Expenses(1)	1.06%
(1)
The ratio of Total Annual Operating Expenses in this table does not match the ratio found in the “Financial Highlights” section of this prospectus (“Expense Ratio”) because the Expense Ratio reflects the current operating expenses of the Fund and does not include the ratio of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of its investment in other funds.

Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment in the TRAK® program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The ratio of Total Annual Operating Expenses in this table does not match the ratio found in the “Financial Highlights” section of this prospectus (“Expense Ratio”) because the Expense Ratio reflects the current operating expenses of the Fund and does not include the ratio of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of its investment in other funds.

Emerging Markets Equity Investments | Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Maximum annual TRAK fee (as a percentage of average quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06% [1]

[1]	The ratio of Total Annual Operating Expenses in this table does not match the ratio found in the "Financial Highlights" section of this prospectus ("Expense Ratio") because the Expense Ratio reflects the current operating expenses of the Fund and does not include the ratio of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of its investment in other funds.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CONSULTING GROUP CAPITAL MARKETS FUNDS
Prospectus Date	rr_ProspectusDate	Jan 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 11, 2012